Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005030 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[1]
C000005030 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000005030 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[1]
C000005030 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
C000005030 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000005030 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000005030 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000005030 [Member] | NOVO Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005030 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000005030 [Member] | Visa Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000005030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000005030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005030 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005036 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[2]
C000005036 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000005036 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[2]
C000005036 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[2]
C000005036 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000005036 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000005036 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000005036 [Member] | NOVO Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000005036 [Member] | Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000005036 [Member] | Visa Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000005036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000005036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000005036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005036 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005060 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005060 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000005060 [Member] | Alamos Gold Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000005060 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000005060 [Member] | Genius sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000005060 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000005060 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000005060 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000005060 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000005060 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000005060 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005060 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005060 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005060 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005060 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005060 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005060 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000005060 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005060 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005060 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005060 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000005060 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005061 [Member] | Fluor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000005061 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000005061 [Member] | Alamos Gold Inc CI A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000005061 [Member] | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000005061 [Member] | Genius sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000005061 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000005061 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000005061 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000005061 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000005061 [Member] | SkyWest Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4]
C000005061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000005061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005061 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000005061 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000005064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000005064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000005064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000005064 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000005064 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000005064 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000005064 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000005064 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000005064 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000005064 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005064 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005064 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005064 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005064 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000005064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005064 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005064 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005064 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005065 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6]
C000005065 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[6]
C000005065 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[6]
C000005065 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[6]
C000005065 [Member] | Alphabet Inc CI C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000005065 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[6]
C000005065 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000005065 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[6]
C000005065 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000005065 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000005065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000005065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005065 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005065 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005072 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000005072 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000005072 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000005072 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005072 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005072 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.